Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 21,348	$ 22,367
Fair value	13,145	11,631
Saudi Awwal Bank
Disclosure of associates [line items]
Carrying amount	5,245	5,027
Fair value	$ 5,724	$ 5,705